CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Number of Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2024		$ 2,733	$ 943,294	$ (6,120)	$ (635,472)	$ 304,435
Balance, shares at Dec. 31, 2024		57,017,032
Stock-based compensation		$ 0	3,455	0	0	3,455
Exercise of stock options and issuance of shares		$ 10	751	0	0	761
Exercise of stock options and issuance of shares, shares		179,166
Comprehensive income		$ 0	0	3,277	3,834	7,111
Balance at Jun. 30, 2025		$ 2,743	947,500	(2,843)	(631,638)	315,762
Balance, shares at Jun. 30, 2025		57,196,198
Balance at Dec. 31, 2025		$ 3,765	1,115,030	(3,768)	(614,749)	$ 500,278
Balance, shares at Dec. 31, 2025		73,831,318				73,831,318
Stock-based compensation		$ 0	3,402	0	0	$ 3,402
Exercise of stock options and issuance of shares	[1]	$ 205	29,739	0	0	29,944
Exercise of stock options and issuance of shares, shares	[1]	3,198,339
Comprehensive income		$ 0	0	(2,396)	13,381	10,985
Balance at Jun. 30, 2026		$ 3,970	$ 1,148,171	$ (6,164)	$ (601,368)	$ 544,609
Balance, shares at Jun. 30, 2026		77,029,657				77,029,657

[1]	Including $29,884 related to the Settlement Agreement, as defined in Note 15.